Financial risk management objectives and policies - Letter of Guarantee Facility and Credit Risk Narrative (Details)		12 Months Ended
	Apr. 14, 2020 CAD ($)	Mar. 28, 2021 CAD ($)	Mar. 29, 2020 CAD ($)	Jul. 18, 2019 CNY (¥)
Disclosure of credit risk exposure [line items]
Credit term, seasonal orders		60 days
Current deposits from customers		$ 1,600,000	$ 2,100,000
Credit risk | Third party
Disclosure of credit risk exposure [line items]
Accounts receivable insured under the agreement		5,700,000	$ 20,100,000
Maximum | Credit risk | Third party
Disclosure of credit risk exposure [line items]
Deductible		30,000,000.0
Short-term borrowings
Disclosure of credit risk exposure [line items]
Maximum borrowing capacity | ¥				¥ 10,000,000.0
Outstanding amount		$ 4,500,000
Issuance of Borrowings | Short-term borrowings
Disclosure of credit risk exposure [line items]
Maximum borrowing capacity	$ 10,000,000.0
Annual percentage	1.20%